FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.2%
	ASSET MANAGEMENT - 8.9%
96,461	KKR & Company, Inc.	$ 7,315,602

	BIOTECH & PHARMA - 0.4%
1,245	Amgen, Inc.	335,702

	CABLE & SATELLITE - 1.2%
4,705	Comcast Corporation, Class A	197,092
9,250	Liberty Broadband Corporation - Series C(a)	768,860
		965,952
	CHEMICALS - 5.0%
9,873	Linde PLC	4,085,151

	CONTAINERS & PACKAGING - 1.0%
15,200	Ball Corporation	840,408

	ELECTRICAL EQUIPMENT - 2.9%
17,848	Keysight Technologies, Inc.(a)	2,425,365

	ENTERTAINMENT CONTENT - 5.0%
26,160	Take-Two Interactive Software, Inc.(a)	4,138,513

	HEALTH CARE FACILITIES & SERVICES - 5.4%
8,053	UnitedHealth Group, Inc.	4,453,067

	HOUSEHOLD PRODUCTS - 0.6%
3,028	Colgate-Palmolive Company	238,516
1,774	Procter & Gamble Company (The)	272,344
		510,860
	INFRASTRUCTURE REIT - 1.9%
7,674	American Tower Corporation, A	1,602,178

	INSURANCE - 7.8%
8	Berkshire Hathaway, Inc., Class A(a)	4,367,200

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	INSURANCE - 7.8% (Continued)
9,155	Chubb Ltd.	$ 2,100,432
		6,467,632
	INTERNET MEDIA & SERVICES - 4.7%
10,184	Alphabet, Inc., Class A(a)	1,349,686
18,904	Alphabet, Inc., Class C(a)	2,531,623
		3,881,309
	LEISURE FACILITIES & SERVICES - 4.4%
12,054	McDonald's Corporation	3,397,299
2,158	Yum! Brands, Inc.	270,937
		3,668,236
	MACHINERY - 5.8%
17,384	Graco, Inc.	1,404,280
43,974	Veralto Corporation(a)	3,396,991
		4,801,271
	MEDICAL EQUIPMENT & DEVICES - 2.3%
3,826	Thermo Fisher Scientific, Inc.	1,896,778

	RETAIL - DISCRETIONARY - 9.2%
17,750	Lowe's Companies, Inc.	3,529,233
4,142	O'Reilly Automotive, Inc.(a)	4,069,018
		7,598,251
	SEMICONDUCTORS - 3.0%
23,732	Entegris, Inc.	2,477,621

	SOFTWARE - 18.7%
11,113	Aspen Technology, Inc.(a)	2,092,133
15,479	Microsoft Corporation	5,865,147
24,669	Nice Ltd. - ADR(a)	4,680,943
24,594	Oracle Corporation	2,858,069
		15,496,292
	TECHNOLOGY HARDWARE - 3.3%
14,307	Apple, Inc.	2,717,614

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	TECHNOLOGY SERVICES - 2.7%
5,424	S&P Global, Inc.	$ 2,255,462

	TOTAL COMMON STOCKS (Cost $61,389,206)	77,933,264

	SHORT-TERM INVESTMENT — 5.8%
	MONEY MARKET FUND - 5.8%
4,770,926	Goldman Sachs Financial Square Government Fund, Class FST, 5.25% (Cost $4,770,926)(b)	4,770,926

	TOTAL INVESTMENTS - 100.0% (Cost $66,160,132)	$ 82,704,190
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)% (c)	(5,205)
	NET ASSETS - 100.0%	$ 82,698,985

ADR	- American Depository Receipt
LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.
(c)	Less than (0.1)%.